CONVERTIBLE DEBENTURES - ATW Financing - Narratives (Details)	4 Months Ended	12 Months Ended
	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 CAD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($)	May 01, 2025 USD ($)
CREDIT FACILITY
Revaluation		$ 525,245
Transaction costs (note 12)		$ 2,380,272
Interest payment due period		3 days	3 days
Convertible debentures	$ 14,477,841	$ 14,477,841
ATW Financing
CREDIT FACILITY
Financial liabilities at fair value through FVTPL					$ 20,000,000
Revaluation	525,245	525,245
Transaction costs (note 12)		2,380,272
Interest expense		$ 646,293
Conversions of Notes into common shares (in shares) | shares		1,147,806	1,147,806
Conversions of Notes into common shares in value		$ 13,247,405	$ 9,600,000
Convertible debentures	$ 14,477,841	$ 14,477,841		$ 10,400,000
ATW Financing | Outstanding Principal is between USD $15 million and $20 million
CREDIT FACILITY
Percentage of staking rewards entitlement		85.00%	85.00%
ATW Financing | Outstanding Principal is between USD $10 million and $15 million
CREDIT FACILITY
Percentage of staking rewards entitlement		62.50%	62.50%
ATW Financing | Outstanding Principal is between USD $5 million and $10 million
CREDIT FACILITY
Percentage of staking rewards entitlement		37.50%	37.50%
ATW Financing | Outstanding Principal is between USD $2.5 million and $5 million
CREDIT FACILITY
Percentage of staking rewards entitlement		18.80%	18.80%